Note 10 - Concentrations of business risk (Detail)			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 US Government [Member] Accounts Receivable [Member]	Dec. 31, 2011 US Government [Member] Accounts Receivable [Member]	Dec. 31, 2012 US Government [Member] CAD	Dec. 31, 2011 US Government [Member] CAD	Nov. 30, 2012 Foreign Exchange Forward [Member] USD ($)
Accounts Receivable, Net	1,069,437	880,693			947,802	747,720
Concentration Risk, Percentage			89.00%	85.00%
Forward Exchange Contract (in Dollars)							$ 45,000,000